UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: July 31, 2013

Date of reporting period: April 30, 2013

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND APRIL 30, 2013 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 101.7%

	Shares	Value
CONSUMER DISCRETIONARY — 11.6%
Apollo Group, Cl A (A) (B)*	2,500	$45,925
Coastal Contacts *	3,000	17,640
Ford Motor (B)	4,000	54,840
Gap (A) (B)	8,000	303,920
Hanesbrands (B)	3,000	150,480
Honda Motor ADR	2,000	79,960
Staples (A) (B)	6,800	90,032
Target (A) (B)	4,000	282,240
Tim Hortons (A) (B)	1,000	54,180
TJX (A) (B)	3,000	146,310
Valassis Communications (A) (B)	5,000	128,150

		1,353,677

CONSUMER STAPLES — 11.4%
Archer-Daniels-Midland (A) (B)	4,000	135,760
Clorox (A) (B)	1,300	112,125
Colgate-Palmolive (A)	300	35,823
Diageo ADR (A)	500	61,100
JM Smucker (A) (B)	1,600	165,168
Kimberly-Clark (A)	3,000	309,570
Kraft Foods Group (A)	766	39,441
Metro, Cl A	1,000	65,933
Mondelez International, Cl A (A)	2,300	72,335
PepsiCo (A)	1,100	90,717
Unilever ADR	2,000	86,640
Wal-Mart Stores (A) (B)	2,000	155,440

		1,330,052

ENERGY — 15.9%
Anadarko Petroleum (B)	600	50,856
Atwood Oceanics (A) (B)*	1,000	49,050
Bankers Petroleum *	11,000	27,515
Canadian Natural Resources (B)	3,000	88,020
Cenovus Energy (A)	2,500	74,850
Chevron	500	61,005
ConocoPhillips (A) (B)	2,800	169,260
DeeThree Exploration *	9,000	70,038
Denison Mines *	10,000	12,400
Diamond Offshore Drilling (A) (B)	1,000	69,100
Encana (A)	4,200	77,490
Evolution Petroleum *	4,000	39,760
Hess (A) (B)	2,500	180,450
Ithaca Energy *	8,000	13,102
Marathon Oil (A) (B)	3,000	98,010
Murphy Oil	1,000	62,090
Painted Pony Petroleum, Cl A *	5,000	48,538
Peabody Energy	2,000	40,120
Pengrowth Energy	2,000	10,120
Phillips 66 (A) (B)	1,400	85,330
Suncor Energy (A) (B)	9,000	280,350
Total ADR	1,000	50,240

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND APRIL 30, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value
ENERGY (continued)
Transocean (B)*	1,000	$51,470
Valero Energy (A)	500	20,160
Whiting Petroleum (A) (B)*	3,000	133,500

		1,862,824

FINANCIALS — 7.3%
Bank of New York Mellon (A) (B)	3,000	84,660
Berkshire Hathaway, Cl B (A)*	500	53,160
CBOE Holdings (A) (B)	6,000	225,180
CME Group, Cl A	500	30,430
First Pacific ADR	4,000	27,760
Janus Capital Group	4,000	35,680
JPMorgan Chase (A)	2,000	98,020
Wells Fargo (A) (B)	4,000	151,920
Weyerhaeuser (A)	4,800	146,448

		853,258

HEALTH CARE — 15.2%
Abbott Laboratories (A)	3,500	129,220
AbbVie (A)	3,500	161,175
Affymetrix (A) (B)*	6,000	21,840
Biospecifics Technologies *	1,500	23,805
Boston Scientific (A) (B)*	25,000	187,250
Burcon NutraScience *	15,999	37,438
Express Scripts Holding *	500	29,685
GlaxoSmithKline ADR (A)	3,500	180,740
Hologic (A) (B)*	4,000	81,480
Medtronic (A)	3,000	140,040
Merck (A) (B)	4,100	192,700
Natus Medical *	1,500	18,765
Novartis ADR	3,000	221,280
Nuvo Research *	300,000	14,889
Sanofi ADR (A)	4,000	213,400
Trinity Biotech ADR	8,000	127,920

		1,781,627

INDUSTRIALS — 7.2%
ADT (A)*	1,500	65,460
Bri-Chemical *	4,000	6,273
Broadwind Energy *	3,000	13,500
Delta Air Lines (A) (B)*	5,000	85,700
Exelis	2,000	22,340
Ingersoll-Rand (A) (B)	5,000	269,000
ITT	2,500	69,000
JetBlue Airways *	5,000	34,450
Pentair (A) (B)	719	39,078
Siemens ADR	800	83,608
Tyco International (A)	3,000	96,360
Xylem	2,000	55,500

		840,269

INFORMATION TECHNOLOGY — 21.5%
Advanced Energy Industries (A) (B)*	5,000	84,900
Alcatel-Lucent ADR *	60,000	82,200

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND APRIL 30, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY (continued)
Apple (A) (B)	600	$265,650
Black Box	4,000	86,880
BMC Software (B)*	3,000	136,440
Cisco Systems (A)	3,400	71,128
Computer Sciences (A)	4,500	210,825
Dolby Laboratories, Cl A (A) (B)	3,000	98,550
Flextronics International (A) (B)*	8,000	57,200
Google, Cl A (A) (B)*	400	329,829
Hewlett-Packard (A) (B)	8,000	164,800
Himax Technologies ADR	3,000	16,500
Intel (A) (B)	1,000	23,950
Juniper Networks (A) (B)*	5,000	82,750
Kemet *	4,000	24,920
Logitech International (B)*	2,000	12,700
Magic Software Enterprises	2,500	13,525
Mastercard, Cl A (B)	200	110,586
Microsoft (A) (B)	5,000	165,500
MKS Instruments (A)	2,000	53,740
Nokia ADR (B)	15,000	50,700
Nuance Communications (B)*	1,500	28,560
Oracle (A) (B)	3,000	98,340
QUALCOMM (B)	1,500	92,430
Redknee Solutions *	10,000	31,267
Symbility Solutions *	25,000	10,422
Western Union (B)	2,000	29,620
Xerox (B)	10,000	85,800

		2,519,712

MATERIALS — 9.0%
Aberdeen International *	24,000	5,598
Agnico-Eagle Mines (A) (B)*	4,000	129,160
Alacer Gold	6,000	17,986
Alamos Gold	1,000	13,920
Allied Nevada Gold *	1,000	10,700
AuRico Gold (A)	12,000	62,040
Banro, Cl Warrants *	10,000	12,800
Barrick Gold (A)	8,500	167,535
Canada Fluorspar *	174,000	42,315
Detour Gold *	2,000	24,061
Donner Metals *	25,000	3,102
Dundee Precious Metals *	4,000	25,649
Goldcorp (A)*	2,500	73,950
Golden Star Resources (B)*	20,000	21,600
IAMGOLD (A)	3,500	18,795
Lake Shore Gold *	45,000	18,225
Lydian International, Cl A *	10,000	16,576
Midway Gold *	18,000	16,927
Newmont Mining (A)	1,200	38,880
Osisko Mining *	14,000	59,060
Petaquilla Minerals *	30,000	11,911
Rio Alto Mining *	5,000	18,363

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND APRIL 30, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value
MATERIALS (continued)
Royal Gold	800	$44,464
Rubicon Minerals *	10,000	17,300
Sabina Gold & Silver *	20,000	23,823
Silver Wheaton (A)	5,000	122,650
Vista Gold (B)*	8,000	13,440
Yamana Gold (B)	2,000	24,600

		1,055,430

TELECOMMUNICATION SERVICES — 1.1%
Vodafone Group ADR (A) (B)	4,000	122,360

UTILITIES — 1.5%
Entergy (A)	2,000	142,460
Southern (B)	800	38,584

		181,044

TOTAL COMMON STOCK (Cost $10,548,351)		11,900,253

REGISTERED INVESTMENT COMPANIES — 4.3%
CLOSED-END FUNDS — 0.7%
AllianceBernstein Income Fund	5,000	41,750
Korea Fund	1,000	38,460

TOTAL CLOSED-END FUNDS (Cost $83,243)		80,210

EXCHANGE TRADED FUNDS — 3.3%
iShares MSCI Japan Small Cap	1,500	81,285
iShares MSCI Singapore	1,000	14,440
ProShares Short Russell 2000	1,000	21,450
Vanguard FTSE Emerging Markets ETF (A)	4,500	196,920
WisdomTree Japan SmallCap Dividend Fund	1,500	77,655

TOTAL EXCHANGE TRADED FUNDS (Cost $357,805)		391,750

EXCHANGE TRADED NOTES — 0.3%
PowerShares DB Inverse Japanese Government Bond Futures Exchange Traded Notes (Cost $39,485)	2,000	38,520

TOTAL REGISTERED INVESTMENT COMPANIES (Cost $480,533)		510,480

SHORT-TERM INVESTMENT — 6.5%
Fidelity Institutional Money Market Funds - Money Market Portfolio, Cl I, 0.170% (C) (Cost $759,254)	759,254	759,254

TOTAL INVESTMENTS — 112.5% (Cost $11,788,138)†		$13,169,987

SECURITIES SOLD SHORT
COMMON STOCK — (25.5)%
CONSUMER DISCRETIONARY — (7.3)%
Amazon.com (B)*	(600)	$(152,286)
Groupon, Cl A (B)*	(8,000)	(48,800)

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND APRIL 30, 2013 (Unaudited)

SECURITIES SOLD SHORT

COMMON STOCK — continued

	Shares	Value
CONSUMER DISCRETIONARY (continued)
Harley-Davidson	(1,000)	$(54,650)
HomeAway (B)*	(2,000)	(61,100)
Las Vegas Sands (B)	(500)	(28,125)
Lululemon Athletica (B)*	(1,400)	(106,582)
Lumber Liquidators Holdings *	(1,500)	(122,940)
Netflix (B)*	(400)	(86,428)
Tesla Motors (B)*	(2,000)	(107,980)
Under Armour, Cl A *	(1,600)	(91,328)

		(860,219)

CONSUMER STAPLES — (0.4)%
Whole Foods Market (B)	(500)	(44,160)

ENERGY — (1.3)%
Green Plains Renewable Energy *	(12,000)	(150,120)

FINANCIALS — (3.1)%
eHealth *	(1,000)	(20,940)
Essex Property Trust	(800)	(125,640)
FXCM, Cl A	(6,002)	(81,327)
Public Storage	(200)	(33,000)
Simon Property Group	(600)	(106,842)

		(367,749)

HEALTH CARE — (3.0)%
ExamWorks Group *	(10,000)	(181,000)
Intuitive Surgical (B)*	(300)	(147,687)
MAKO Surgical (B)*	(2,000)	(21,180)
OraSure Technologies *	(1,000)	(4,460)

		(354,327)

INDUSTRIALS — (2.1)%
Capstone Turbine *	(36,000)	(31,684)
Iron Mountain	(1,088)	(41,192)
Solarcity (B)*	(4,000)	(108,080)
Westport Innovations *	(2,000)	(62,140)

		(243,096)

INFORMATION TECHNOLOGY — (7.5)%
Angie’s List *	(2,000)	(48,480)
Cree *	(1,000)	(56,570)
Equinix *	(400)	(85,640)
LinkedIn, Cl A *	(300)	(57,627)
OpenTable (B)*	(500)	(27,695)
Rackspace Hosting (B)*	(2,500)	(120,500)
RealPage *	(6,499)	(132,580)
Salesforce.com (B)*	(4,800)	(197,327)
Silver Spring Networks *	(1,700)	(30,685)
Unisys *	(1,000)	(19,130)
Universal Display (B)*	(2,000)	(62,880)
VMware, Cl A (B)*	(500)	(35,250)

		(874,364)

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND APRIL 30, 2013 (Unaudited)

SECURITIES SOLD SHORT

COMMON STOCK — continued

	Shares/ Contracts	Value
MATERIALS — (0.8)%
Zoltek *	(7,000)	$(92,470)

TOTAL COMMON STOCK (Proceeds $(2,545,716))		(2,986,505)

REGISTERED INVESTMENT COMPANY — (0.2)%
EXCHANGE TRADED FUND — (0.2)%
iShares MSCI Italy Index Fund (Proceeds $35,379)	(2,000)	(26,300)

TOTAL SECURITIES SOLD SHORT — (25.7)% (Proceeds $2,581,095)		$(3,012,805)

PURCHASED OPTIONS ††* — 2.3%
Apollo Group Call
Expires 1/18/2014, Strike Price $30.00	50	$1,750
Bank of America Call
Expires 1/18/2014, Strike Price $10.00	100	26,600
Caterpillar Put
Expires 5/18/2013, Strike Price $77.50	10	110
Corning Call
Expires 11/16/2013, Strike Price $15.00	50	3,500
Dice Holdings Put
Expires 6/22/2013, Strike Price $10.00	20	3,000
DineEquity Put
Expires 6/22/2013, Strike Price $55.00	50	750
Golden Star Resources Call
Expires 5/18/2013, Strike Price $1.00	10	100
Expires 5/18/2013, Strike Price $2.00	340	—
Expires 8/17/2013, Strike Price $2.00	250	1,250
Gulfmark Offshore Put
Expires 5/18/2013, Strike Price $35.00	10	100
Gulfport Energy Call
Expires 7/20/2013, Strike Price $30.00	20	43,000
Headwaters Put
Expires 5/18/2013, Strike Price $9.00	20	100
Health Management Associates Put
Expires 5/18/2013, Strike Price $11.00	20	580
Healthways Put
Expires 5/18/2013, Strike Price $10.00	37	740
iShares MSCI Hong Kong Put
Expires 1/18/2014, Strike Price $20.00	18	1,890
Kadant Put
Expires 7/20/2013, Strike Price $30.00	5	1,450
Kodiak Oil & Gas Call
Expires 1/17/2015, Strike Price $5.00	30	9,300
NetSuite Put
Expires 7/20/2013, Strike Price $60.00	20	100
Expires 7/20/2013, Strike Price $70.00	30	1,200
New Gold Call
Expires 1/18/2014, Strike Price $8.00	60	7,200
Nokia Call
Expires 1/18/2014, Strike Price $2.00	100	14,300
Plexus Put
Expires 5/18/2013, Strike Price $25.00	30	150
Rackspace Hosting Put
Expires 1/18/2014, Strike Price $80.00	5	16,000
Expires 1/18/2014, Strike Price $45.00	5	2,600
Expires 1/18/2014, Strike Price $55.00	20	21,600

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND APRIL 30, 2013 (Unaudited)

PURCHASED OPTIONS ††* — continued

	Contracts	Value
Salesforce.com Put
Expires 1/18/2014, Strike Price $37.50	20	$6,200
Expires 1/18/2014, Strike Price $46.25	40	31,000
Expires 1/18/2014, Strike Price $38.75	80	30,000
SPDR S&P 500 ETF Trust Put
Expires 1/18/2014, Strike Price $115.00	20	1,540
Suncor Energy Call
Expires 1/18/2014, Strike Price $23.00	20	16,600
UltraShort Lehman 7-10 Treasury Call
Expires 7/20/2013, Strike Price $30.00	50	—
United Rentals Put
Expires 9/21/2013, Strike Price $57.50	10	7,900
Universal Forest Products Put
Expires 5/18/2013, Strike Price $40.00	5	750
Vista Gold Call
Expires 6/22/2013, Strike Price $2.50	200	1,000
Weatherford International Call
Expires 1/17/2015, Strike Price $10.00	50	18,750

TOTAL PURCHASED OPTIONS (Cost $342,862)		$271,110

WRITTEN OPTIONS ††* — (1.0)%
Advanced Energy Industries Call
Expires 5/18/2013, Strike Price $17.50	(15)	$(225)
Expires 7/20/2013, Strike Price $17.50	(10)	(850)
Expires 7/20/2013, Strike Price $20.00	(25)	(500)
Affymetrix Call
Expires 5/18/2013, Strike Price $5.00	(30)	(150)
Agnico-Eagle Mines Call
Expires 5/18/2013, Strike Price $45.00	(10)	(40)
Amazon.com Put
Expires 5/18/2013, Strike Price $235.00	(3)	(369)
Expires 6/22/2013, Strike Price $235.00	(3)	(1,128)
Anadarko Petroleum Call
Expires 5/18/2013, Strike Price $85.00	(2)	(444)
Apollo Group Call
Expires 5/18/2013, Strike Price $20.00	(25)	(475)
Apple Call
Expires 6/22/2013, Strike Price $445.00	(4)	(6,080)
Expires 5/18/2013, Strike Price $485.00	(2)	(190)
Archer-Daniels-Midland Call
Expires 6/22/2013, Strike Price $35.00	(10)	(650)
Expires 5/18/2013, Strike Price $33.00	(10)	(1,370)
Atwood Oceanics Call
Expires 6/22/2013, Strike Price $55.00	(10)	(400)
Bank of New York Mellon Call
Expires 5/18/2013, Strike Price $29.00	(10)	(150)
BMC Software Call
Expires 6/22/2013, Strike Price $48.00	(15)	(885)
Expires 5/18/2013, Strike Price $44.00	(15)	(3,600)
Boston Scientific Call
Expires 5/18/2013, Strike Price $8.00	(50)	(150)
Canadian Natural Resources Call
Expires 6/22/2013, Strike Price $36.00	(5)	(50)
CBOE Holdings Call
Expires 6/22/2013, Strike Price $37.25	(20)	(2,000)
Expires 5/18/2013, Strike Price $37.00	(20)	(1,900)
Clorox Call
Expires 7/20/2013, Strike Price $92.50	(4)	(200)
Expires 5/18/2013, Strike Price $87.50	(5)	(420)
ConocoPhillips Call
Expires 5/18/2013, Strike Price $60.00	(16)	(1,520)

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND APRIL 30, 2013 (Unaudited)

WRITTEN OPTIONS ††* — continued

	Contracts	Value
Delta Air Lines Call
Expires 6/22/2013, Strike Price $ 18.00	(25)	$(1,675)
Expires 5/18/2013, Strike Price $ 18.00	(20)	(640)
Diamond Offshore Drilling Call
Expires 5/18/2013, Strike Price $ 70.00	(10)	(810)
Dolby Laboratories Call
Expires 5/18/2013, Strike Price $ 35.00	(10)	(150)
Expires 6/22/2013, Strike Price $ 36.00	(10)	(250)
Flextronics International Call
Expires 5/18/2013, Strike Price $ 7.00	(20)	(680)
Expires 7/20/2013, Strike Price $ 7.00	(60)	(2,700)
Ford Motor Call
Expires 6/22/2013, Strike Price $ 14.00	(10)	(310)
Gap Call
Expires 6/22/2013, Strike Price $ 39.00	(20)	(2,380)
Expires 5/18/2013, Strike Price $ 38.00	(20)	(1,880)
Expires 5/18/2013, Strike Price $ 39.00	(20)	(940)
Google Call
Expires 5/18/2013, Strike Price $ 825.00	(4)	(4,400)
Groupon Put
Expires 5/18/2013, Strike Price $ 4.00	(25)	(50)
Hanesbrands Call
Expires 5/18/2013, Strike Price $ 45.00	(10)	(5,300)
Expires 7/20/2013, Strike Price $ 50.00	(10)	(2,200)
Expires 7/20/2013, Strike Price $ 45.00	(10)	(5,700)
Hess Call
Expires 5/18/2013, Strike Price $ 77.50	(10)	(510)
Expires 6/22/2013, Strike Price $ 80.00	(10)	(760)
Expires 6/22/2013, Strike Price $ 85.00	(5)	(170)
Hewlett-Packard Call
Expires 6/22/2013, Strike Price $ 24.00	(20)	(400)
Expires 6/22/2013, Strike Price $ 25.00	(20)	(260)
Expires 5/18/2013, Strike Price $ 18.00	(10)	(2,640)
Expires 5/18/2013, Strike Price $ 19.00	(10)	(1,700)
Expires 5/18/2013, Strike Price $ 24.00	(20)	(40)
Hologic Call
Expires 5/18/2013, Strike Price $ 23.00	(20)	(200)
HomeAway Put
Expires 5/18/2013, Strike Price $ 30.00	(10)	(900)
Ingersoll-Rand Call
Expires 5/18/2013, Strike Price $ 57.50	(25)	(225)
Expires 6/22/2013, Strike Price $ 60.00	(25)	(250)
Intel Call
Expires 5/18/2013, Strike Price $ 22.00	(10)	(1,960)
Intuitive Surgical Put
Expires 5/18/2013, Strike Price $ 355.00	(3)	(600)
JM Smucker Call
Expires 5/18/2013, Strike Price $ 100.00	(10)	(3,200)
JPMorgan Chase Call
Expires 5/18/2013, Strike Price $ 52.50	(10)	(60)
Juniper Networks Call
Expires 5/18/2013, Strike Price $ 20.00	(25)	(75)
Expires 7/20/2013, Strike Price $ 21.00	(25)	(225)
Las Vegas Sands Put
Expires 5/18/2013, Strike Price $ 47.00	(5)	(35)
Logitech International Call
Expires 5/18/2013, Strike Price $ 7.00	(20)	(100)
Lululemon Athletica Put
Expires 5/18/2013, Strike Price $ 60.00	(5)	(30)
Expires 6/22/2013, Strike Price $ 50.00	(4)	(44)
MAKO Surgical Put
Expires 5/18/2013, Strike Price $ 10.00	(10)	(400)
Marathon Oil Call
Expires 5/18/2013, Strike Price $ 34.00	(15)	(390)

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND APRIL 30, 2013 (Unaudited)

WRITTEN OPTIONS ††* — continued

	Contracts	Value
Mastercard Call
Expires 5/18/2013, Strike Price $ 570.00	(2)	$(696)
Merck Call
Expires 5/18/2013, Strike Price $ 48.00	(10)	(400)
Microsoft Call
Expires 6/22/2013, Strike Price $ 30.00	(10)	(3,150)
Expires 6/22/2013, Strike Price $ 31.00	(10)	(2,270)
Expires 7/20/2013, Strike Price $ 32.00	(10)	(1,790)
Expires 5/18/2013, Strike Price $ 30.00	(10)	(3,100)
Expires 5/18/2013, Strike Price $ 31.00	(10)	(2,110)
Netflix Put
Expires 5/18/2013, Strike Price $ 130.00	(4)	(4)
Nuance Communications Call
Expires 5/18/2013, Strike Price $ 23.00	(15)	(75)
Expires 6/22/2013, Strike Price $ 24.00	(15)	(225)
OpenTable Put
Expires 5/18/2013, Strike Price $ 57.50	(5)	(1,760)
Oracle Call
Expires 6/22/2013, Strike Price $ 33.00	(15)	(1,440)
Expires 5/18/2013, Strike Price $ 34.00	(15)	(180)
Pentair Call
Expires 5/18/2013, Strike Price $ 55.00	(7)	(560)
Phillips 66 Call
Expires 5/18/2013, Strike Price $ 65.00	(14)	(910)
Polycom Call
Expires 7/20/2013, Strike Price $ 12.50	(40)	(1,200)
Expires 5/18/2013, Strike Price $ 12.50	(20)	(100)
QUALCOMM Call
Expires 6/22/2013, Strike Price $ 65.00	(10)	(610)
Rackspace Hosting Put
Expires 6/22/2013, Strike Price $ 50.00	(5)	(2,300)
Expires 6/22/2013, Strike Price $ 55.00	(10)	(8,160)
Salesforce.com Put
Expires 5/18/2013, Strike Price $ 35.00	(24)	(240)
Solarcity Put
Expires 5/18/2013, Strike Price $ 17.50	(15)	(150)
Southern Call
Expires 5/18/2013, Strike Price $ 47.00	(8)	(888)
Staples Call
Expires 5/18/2013, Strike Price $ 14.00	(19)	(114)
Suncor Energy Call
Expires 6/22/2013, Strike Price $ 33.00	(10)	(390)
SunPower Call
Expires 6/22/2013, Strike Price $ 16.00	(5)	(460)
Target Call
Expires 7/20/2013, Strike Price $ 72.50	(20)	(2,320)
Tesla Motors Put
Expires 5/18/2013, Strike Price $ 32.00	(10)	(50)
Tim Hortons Call
Expires 5/18/2013, Strike Price $ 55.00	(10)	(600)
TJX Call
Expires 5/18/2013, Strike Price $ 47.50	(10)	(1,530)
Transocean Call
Expires 5/18/2013, Strike Price $ 50.00	(10)	(2,350)
Universal Display Put
Expires 6/22/2013, Strike Price $ 23.00	(10)	(380)
Valassis Communications Call
Expires 6/22/2013, Strike Price $ 25.00	(20)	(2,900)
Expires 6/22/2013, Strike Price $ 30.00	(10)	(150)
VMware Put
Expires 5/18/2013, Strike Price $ 70.00	(5)	(925)
Vodafone Group Call
Expires 5/18/2013, Strike Price $ 30.00	(10)	(1,050)
Expires 6/22/2013, Strike Price $ 31.00	(10)	(800)

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND APRIL 30, 2013 (Unaudited)

WRITTEN OPTIONS ††* — continued

	Contracts	Value
Expires 7/20/2013, Strike Price $31.00	(10)	$(950)
Wal-Mart Stores Call
Expires 5/18/2013, Strike Price $80.00	(10)	(330)
Wells Fargo Call
Expires 6/22/2013, Strike Price $38.00	(10)	(700)
Expires 6/22/2013, Strike Price $39.00	(10)	(310)
Expires 5/18/2013, Strike Price $38.00	(10)	(360)
Western Union Call
Expires 5/18/2013, Strike Price $15.00	(10)	(450)
Whiting Petroleum Call
Expires 5/18/2013, Strike Price $52.50	(5)	(25)
Expires 6/22/2013, Strike Price $57.50	(10)	(100)
Expires 6/22/2013, Strike Price $55.00	(10)	(100)
Whole Foods Market Put
Expires 5/18/2013, Strike Price $78.00	(5)	(195)
Xerox Call
Expires 5/18/2013, Strike Price $9.00	(50)	(200)
Expires 7/20/2013, Strike Price $9.00	(20)	(460)
Expires 7/20/2013, Strike Price $10.00	(20)	(140)
Yamana Gold Call
Expires 5/18/2013, Strike Price $16.00	(10)	(10)

TOTAL WRITTEN OPTIONS (Premiums Received $124,114)		$(119,652)

††	For the period ended April 30, 2013, the total amount of all open purchased options and written options, as presented in the Schedule of Investments, is representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $11,704,003.

*	Non-income producing security.
(A)	All or a portion of the shares have been committed as collateral for open short positions.
(B)	Underlying security for a written/purchased option.
(C)	The reporting rate is the 7-day effective yield as of April 30, 2013.
†	At April 30, 2013, the tax basis cost of the Fund’s investments excluding purchased options, written options and securities sold short was $11,788,138, and the unrealized appreciation and depreciation were $2,514,885 and $(1,133,036) respectively.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

FTSE — Financial Times Stock Exchange

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

The following is a summary of the inputs used as of April 30, 2013 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock	$11,900,253	$—	$—	$11,900,253
Registered Investment Companies	510,480	—	—	510,480
Short-Term Investment	759,254	—	—	759,254
Purchased Options	271,110	—	—	271,000

Total Assets	$13,440,987	$—	$—	$13,440,987

	Level 1	Level 2	Level 3	Total
Liabilities
Common Stock	$(2,986,505)	$—	$—	$(2,986,505)
Registered Investment Company	(26,300)	—	—	(26,300)
Written Options	(119,652)	—	—	(119,652)

Total Liabilities	$(3,132,457)	$—	$—	$(3,132,457)

During the period ended April 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. During the period ended April 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

GRT-QH-002-0500

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By	/s/ Michael Beattie
Michael Beattie
President

Date: June 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Beattie
Michael Beattie
President

Date: June 28, 2013

By	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller and Chief Financial Officer

Date: June 28, 2013